January 4, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      The Dreyfus/Laurel Funds, Inc.
            – General Treasury and Agency Money Market Fund

– Class B Shares

            (the “Fund”)

            1933 Act File No.:  33-16338
            1940 Act File No.:  811-05202
            CIK No.:  0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses and the Universal Statement of Additional Information of the Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 153 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 30, 2015.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Senior Paralegal